Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenue	$ 192,105	$ 158,829
Production costs	69,544	62,029
Depreciation and amortization	21,434	20,715
Mineral resource taxes	5,004	4,540
Government fees and other taxes	2,374	2,115
General and administrative	9,587	10,056
Cost of sales	107,943	99,455
Income from mine operations	84,162	59,374
Corporate general and administrative	12,365	10,094
Property evaluation and business development	(3,237)	679
Foreign exchange loss (gain)	7,746	(4,103)
Loss on disposal of plant and equipment	293	461
Gain on disposal of mineral rights and properties		(1,477)
Share of loss in associates	1,846	1,276
Dilution gain on investment in associate		(723)
Reclassification of other comprehensive income upon ownership dilution of investment in associate		(21)
Gain on equity investments designated as FVTPL	(7,732)
Other expense	1,157	1,026
Income from operations	71,724	52,162
Finance income	3,767	4,023
Finance costs	(1,988)	(2,073)
Income before income taxes	73,503	54,112
Income tax expense	12,994	8,909
Net income	60,509	45,203
Attributable to:
Equity holders of the Company	46,376	34,274
Non-controlling interests	14,133	10,929
Net income	$ 60,509	$ 45,203
Earnings per share attributable to the equity holders of the Company
Basic earnings per share	$ 0.27	$ 0.20
Diluted earnings per share	$ 0.26	$ 0.20
Weighted Average Number of Shares Outstanding - Basic	174,868,256	171,713,263
Weighted Average Number of Shares Outstanding - Diluted	177,074,004	174,079,387